Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Income Statement [Abstract]
REVENUE	$ 385,470	$ 304,470	$ 980,524	$ 508,661	$ 622,276	$ 82,779
COST OF REVENUE	(163,550)	(140,863)	(422,399)	(302,409)	(405,256)	(52,611)
GROSS PROFIT	221,920	163,607	558,125	206,252	217,020	30,168
OTHER INCOME	3,765	1,002	22,337	8,928	56,323	4,209
SELLING AND DISTRIBUTION EXPENSES	(130)	(401)	(452)	(411)
ADMINISTRATIVE EXPENSES	(274,809)	(127,589)	(764,845)	(380,424)	(644,955)	(278,725)
OTHER OPERATING EXPENSES
PROFIT/(LOSS) BEFORE INCOME TAX	(49,254)	36,619	(184,835)	(165,655)	(371,612)	(244,348)
INCOME TAX PROVISION
NET (LOSS)/PROFIT	(49,254)	36,619	(184,835)	(165,655)	(371,612)	(244,348)
Net loss (profit) attributable to non-controlling interest		181	14,252	1,227	2,666
NET LOSS ATTRIBUTABLE TO COMPANY	(49,254)	36,800	(170,583)	(164,428)	(368,946)	(244,348)
Other comprehensive expenses:
- Foreign currency translation adjustment	(45,195)	(19,984)	(31,514)	(19,984)	(33,741)	6,996
- attributable to non-controlling interest			(569)		(16)
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO THE COMPANY	$ (94,449)	$ 23,137	$ (202,666)	$ (184,412)	$ (402,703)	$ (237,352)
Per share- Basic and diluted	$ (0.0008)	$ 0.00	$ (0.0019)	$ (0.003)	$ (0.003)	$ (0.004)
Weighted average number of common shares outstanding - Basic and diluted	112,085,000	111,676,956	112,085,000	110,026,836	110,534,326	61,768,165